Schedule of payments for lease obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Lease Obligations
Principal payments	$ 334	$ 345
Interest payments	44	47
Short-term lease payments	303	258
Payments for lease obligations	$ 681	$ 650